Document and Entity Information	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	1 800 FLOWERS COM INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26841
Entity Tax Identification Number	11-3117311
Entity Address, Address Line One	One Old Country Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Carle Place
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11514
City Area Code	516
Local Phone Number	237-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001084869
Title of 12(b) Security	Class A Common Stock
Trading Symbol	FLWS
Security Exchange Name	NASDAQ